NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2021
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

NOTE 10 - NONCONTROLLING INTEREST

Noncontrolling interest are classified as a separate line item in the equity section and disclosures in the Group’s consolidated financial statements have distinguished the interest of the Group from the interest of the noncontrolling interest holder. Prior to 2021, noncontrolling interest represented Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. 49% ownership interests owned by an unrelated third party. Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. was dissolved in 2021 and deconsolidated from the consolidated financial statements ended December 31, 2021. Noncontrolling interest in 2021 represented Mansions Estate’s 49% ownership interests owned by other two unrelated parties. Mansions Estate commenced its business in the UK from August 2021.

Amount
Noncontrolling interest on December 31, 2019	$(178,806)
Net loss attributable to noncontrolling interest - 2020	(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	9,132
Noncontrolling interest on December 31, 2020	$(173,820)
Deconsolidated noncontrolling interest in 2021	173,820
Net loss attributable to noncontrolling interest - 2021	(7,048)
Foreign currency translation adjustment attributable to noncontrolling interest	143
Noncontrolling interest on December 31, 2021	$(6,905)